Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Property, plant and equipment
8. Property, plant and equipment

	Notes	2020	2019
Net book value		€	€
As of January 1,		12,927	—
Additions		42,977	13,476
Depreciation expenses	4	(7,401)	(549)

As of December 31,		48,503	12,927

	2020	2019
Cumulative depreciation	€	€
As of January 1,	(549)	—
Depreciation	(7,401)	(549)

As of December 31,	(7,950)	(549)

	2020	2019
Cumulative Costs	€	€
As of January 1,	13,476	—
Addition	42,977	13,476

As of December 31,	56,453	13,476